Share Based Payments and Employee Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of weighted average assumptions used in estimation of the fair value of options granted

	For the Year Ended December 31,
	2021	2020
Risk-free interest rate	0.50%	1.45%
Expected lives (in years)	4.54	4.94
Expected volatility	77.55%	61.21%
Expected dividend yield	0.00%	0.00%
Fair value per share	$1.96	$3.13

Summary of activity, pricing and other information for the Company's stock options

		Weighted-
		Average
	Number of	Exercise
	Shares	Price
Options outstanding at the beginning of the year	570,228	$7.89
Options granted	—	—
Options exercised	—	—
Options forfeited/cancelled	(10,000)	3.39
Options outstanding at the end of the period	560,228	7.97
Options exercisable at the end of the period	518,874	$8.34

	For the Year Ended December 31,
	2021		2020
		Weighted-		Weighted-
		Average		Average
	Number of	Exercise	Number of	Exercise
	Shares	Price	Shares	Price
Options outstanding at the beginning of the year	524,357	$8.58	914,470	$8.10
Options granted	85,154	3.29	30,000	5.34
Options exercised	—	—	(9,500)	4.84
Options forfeited/cancelled	(39,283)	7.15	(410,613)	7.35
Options outstanding at the end of the period	570,228	7.89	524,357	8.58
Options exercisable at the end of the period	406,361	$9.65	327,366	$11.46

Schedule of aggregate intrinsic value

	As of December 31,
	2021		2020

	Weighted-		Weighted-
	Average	Aggregate	Average	Aggregate
	Remaining	Intrinsic	Remaining	Intrinsic
	Life	Value	Life	Value
	(Years)	(in thousands)	(Years)	(in thousands)
Options outstanding at end of year	6.17	$—	6.77	$—
Options exercisable at end of year	5.43	$—	5.96	$—

Schedule of additional information regarding stock options outstanding

	Stock Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
Exercise		Remaining	Average		Average
Price	Number	Contractual	Exercise	Number	Exercise
Range	Outstanding	Life in Years	Price	Exercisable	Price
$3.22 – 3.74	150,872	7.91	$3.45	53,671	$3.59
3.75 – 5.38	200,000	7.16	3.75	133,334	3.75
5.39 – 9.85	27,582	4.01	7.01	27,582	7.01
9.86 – 17.39	86,524	4.15	11.99	86,524	11.99
17.40 – 20.49	51,250	4.55	17.40	51,250	17.40
20.50 – 20.50	54,000	3.56	20.50	54,000	20.50
$3.22 – 20.50	570,228	6.17	$7.89	406,361	$9.65

Restricted stock units (RSU's)
Summary of activity, pricing and other information for the Company's

		Weighted-
		Average
	Number of	Grant Date
	Shares	Fair Value
RSUs outstanding at beginning of the year	397,829	$4.11
RSUs granted	—	—
RSUs issued	(153,251)	4.32
RSUs forfeited/cancelled	(18,333)	3.85
RSUs outstanding at end of the period	226,245	$3.99

		Weighted-
		Average
	Number of	Grant Date
	Shares	Fair Value
RSUs outstanding at beginning of the year	267,221	$5.04
RSUs granted	245,332	3.29
RSUs issued	(94,493)	4.78
RSUs forfeited/cancelled	(20,231)	3.29
RSUs outstanding at end of the period	397,829	$4.11

Deferred stock units
Summary of activity, pricing and other information for the Company's

		Weighted-
		Average
	Number of	Grant Date
	Shares	Fair Value
DSUs outstanding at the beginning of the year	54,500	$6.61
DSUs granted	—	—
DSUs issued	(15,000)	3.75
DSUs forfeited/cancelled	—	—
DSUs outstanding at the end of the period	39,500	$7.70

Weighted-
Average
	Number of	Grant Date
	Shares	Fair Value
DSUs outstanding at the beginning of the year	54,500	$6.61
DSUs granted	—	—
DSUs issued	—	—
DSUs forfeited/cancelled	—	—
DSUs outstanding at the end of the period	54,500	$6.61